Financial Instruments and Financial Risk Management - Currency Risk (Details) $ in Thousands, $ in Thousands	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)
Share Capital
Cash	$ 37,183		$ 59,612
Accounts payable	$ (14,287)		$ (12,737)
Currency risk
Share Capital
Cash		$ 23,472		$ 42,745
Accounts payable		$ (9,223)		$ (5,926)